CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of details of cash and cash equivalents

	As at December 31, 2025	As at December 31, 2024
Bank balances	$479,777	$224,994
	$479,777	$224,994

Disclosure of details of restricted cash

	As at December 31, 2025	As at December 31, 2024
Restricted cash	$17,109	$6,494
	$17,109	$6,494